Hodges Small Cap Fund
Hodges Small Cap Fund
Investment Objective
The Hodges Small Cap Fund (the “Small Cap Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hodges Small Cap Fund	Retail Class	Institutional Class
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase(Retail Class) and within 60 days of purchase (Institutional Class))	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hodges Small Cap Fund	Retail Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	none
Other Expenses	0.18%	0.13%
Total Annual Fund Operating Expenses	1.28%	0.98%

Example
This Example is intended to help you compare the costs of investing in the Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Hodges Small Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Retail Class	130	406	702	1,545
Institutional Class	100	312	542	1,201

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Fund’s performance.  During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of small capitalization (“small cap”) companies.  The Small Cap Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000® Index.  As of the last reconstitution date, May 12, 2017, the market capitalization of companies in the Russell 2000® Index ranged from $144 million to $4.3 billion.  The Advisor seeks to buy securities of companies that it believes are undervalued, under-followed and/or offer above-average growth prospects.  The remaining 20% of the Fund’s net assets may be invested in the stocks of micro, mid and/or large capitalization companies, U.S. government securities and other investment companies, including exchange-traded funds (“ETFs”).  Although most of the Fund’s securities will be domestic, the Fund may invest up to 25% of its net assets in equity securities of foreign issuers, including those in emerging markets, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) consistent with the Fund’s investment objective.  From time to time, the Fund may engage in short sale transactions with respect to 25% of its net assets.  The Fund uses a “bottom-up” approach in investing.  The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.  The Fund may also sell options purchased and write “covered” put and call options.  The Small Cap Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Advisor considers selling a security in the Small Cap Fund’s portfolio if the Advisor believes that security has become overvalued or has reached its growth potential.  In addition, in an attempt to increase the Small Cap Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular security.  The Fund’s portfolio turnover could exceed 100% in a given year.  A high turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Note:  Because there are practical limits to the amount of small cap assets that can be effectively managed, the Small Cap Fund will close to new investors when it reaches an asset size as determined by the Advisor to be too large to sustain additional assets.  Shareholders will be provided 30 days’ written notice upon such conditions.  If the Small Cap Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Small Cap Fund.  The following principal risks can affect the value of your investment:

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General Market Risk:  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

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Equity Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Management Risk: The Advisor may fail to implement the Small Cap Fund’s investment strategies and meet its investment objective.

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Short Sales Risk:  Short sales expose the Small Cap Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Small Cap Fund. Investment in short sales may also cause the Small Cap Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Small Cap Fund and, therefore, the Small Cap Fund’s share price.

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Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Small Cap Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Small Cap Fund shareholders.

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Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

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Depositary Receipts Risk:  Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

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Investment Style Risk:  Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Small Cap Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

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Futures and Options Risks:  Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Small Cap Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

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Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies.  Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies.  They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the Small Cap Fund to be more volatile than a fund that invests exclusively in large-capitalization companies.

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Investments in Other Investment Companies:  To the extent the Small Cap Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

Performance
The following performance information provides some indication of the risks of investing in the Small Cap Fund.  The bar chart below illustrates how Retail Class shares of the Small Cap Fund’s total returns have varied from year to year.  The table below illustrates how the Small Cap Fund’s average annual total returns for 1-year, 5-year and since inception periods compare with that of a broad-based securities index.  The Small Cap Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesfunds.com.

Hodges Small Cap Fund Calendar Year Total Returns as of December 31 Retail Class

The Small Cap Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2017 was -6.12%.

Highest Quarterly Return:	3Q, 2009	29.98%

Lowest Quarterly Return:	4Q, 2008	-29.73%

Average Annual Total Returns as of December 31, 2016
Average Annual Returns - Hodges Small Cap Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Retail Class	Retail Class Shares Return Before Taxes	16.18%	14.58%	10.14%	Dec. 18, 2007
Institutional Class	Institutional Class Shares Return Before Taxes	16.59%	14.95%	10.51%	Dec. 18, 2007
After Taxes on Distributions | Retail Class	Retail Class Shares Return After Taxes on Distributions	16.09%	14.21%	9.76%
After Taxes on Distributions and Sale of Fund Shares | Retail Class	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares	9.23%	11.71%	8.25%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	21.31%	14.46%	8.24%	Dec. 18, 2007

The Small Cap Fund commenced operations on December 18, 2007.  Institutional Class shares commenced operations on December 12, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Small Cap Fund’s Retail Class shares.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.